       SB  Smith Barney
       MF  Mutual Funds


       PROSPECTUS


       Small Cap
       Value Fund

       Class A, B, L and Y Shares
       ------------------------------------
       January 28, 2000



       The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Small Cap Value Fund

                   Contents

Investments, risks and performance..........................................   2
More on the fund's investments..............................................   5
Management..................................................................   6
Choosing a class of shares to buy...........................................   7
Comparing the fund's classes................................................   8
Sales charges...............................................................   9

More about deferred sales charges...........................................  11
Buying shares...............................................................  12
Exchanging shares...........................................................  13
Redeeming shares............................................................  15
Other things to know about share transactions...............................  17
Smith Barney 401(k) and ExecChoice(TM) programs.............................  19
Dividends, distributions and taxes..........................................  20
Share price.................................................................  21
Financial highlights........................................................  22

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks long-term capital growth.

Principal Investment Strategies

Key investments The fund invests primarily in common stocks and other equity securities of smaller capitalized U.S. companies. Smaller capitalized companies are those whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index. The size of companies in the index changes with market conditions and the com-position of the index. As of December 31, 1999, the largest market capitaliza-tion of a company in the index was $5.74 billion. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and warrants and rights relating to equity securities.

Selection process The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors. The manager uses both quantitative and fundamental methods to identify stocks of smaller capi-talization companies it believes have a high probability of outperforming other stocks in the same industry or sector.

The manager uses quantitative parameters to select a universe of smaller capi-talized companies that fit the fund's general investment criteria. In selecting individual securities from within this range, the manager looks for "value" attributes, such as:

 .Low stock price relative to earnings, book value and cash flow
 .High return on invested capital

The manager also uses quantitative methods to identify catalysts and trends that might influence the fund's industry or sector focus, or the manager's individual security selection.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Stock prices decline generally

 .Smaller capitalized companies fall out of favor with investors

 .The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular stock proves to be incorrect

Small Cap Value Fund

 .A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock

Compared to mutual funds that focus on large capitalization companies, the fund's share price may be more volatile because of its focus on smaller capi-talized companies. These companies are more likely to have:

 .More limited product lines
 .Fewer capital resources
 .Less depth of management

Further, securities of smaller capitalized companies are more likely to:

 .Experience sharper swings in market values
 .Be harder to sell at times and prices the manager believes appropriate .Offer greater potential for gains and losses

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long term growth potential of smaller capi-talized companies

 .Currently have exposure to fixed income investments and the stocks commonly held by large capitalization oriented mutual funds and wish to broaden your investment portfolio

 .Are willing to accept the risks of the stock market and the special risks of investing in smaller companies with limited track records

Performance

Because this fund commenced operations on February 26, 1999, the fund does not yet have a sufficient operating history to generate the performance information which other Smith Barney funds show in bar and table form in this location of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)        Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases (as a % of offering price)              5.00%    None   1.00%   None
Maximum deferred sales charge (load) (as a % of
the lower of net asset value at purchase or
redemption)                                       None*   5.00%   1.00%   None

                                                       Smith Barney Mutual Funds



                   Annual fund operating expenses **
(expenses deducted from fund assets)  Class A Class B Class L Class Y
Management fee                         0.75%   0.75%   0.75%   0.75%
Distribution and service (12b-1) fee   0.25%   1.00%   1.00%    None
Other expenses                         0.32%   0.33%   0.33%   0.32%
                                       -----   -----   -----   -----
Total annual fund operating expenses   1.32%   2.08%   2.08%   1.07%

 * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** For Class Y shares, "Other Expenses" have been estimated based on expenses incurred by
Class A shares because no Class Y shares were outstanding for the period ended September 30, 1999.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $628   $897   $1,187   $2,011
Class B (redemption at end of period)   $711   $952   $1,219   $2,216
Class B (no redemption)                 $211   $652   $1,119   $2,216
Class L (redemption at end of period)   $409   $745   $1,207   $2,486
Class L (no redemption)                 $309   $745   $1,207   $2,486
Class Y (with or without redemption)    $109   $340   $  590   $1,306


Small Cap Value Fund

 More on the fund's investments

Derivative contracts The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices, interest rates or currencies, or options on these futures, for any of the following purposes:

 .As a cash flow management technique
 .As a substitute for buying or selling securities

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock, interest rate or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, exchange rates or securities markets are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Foreign investments The fund may invest up to 10% of its assets (at the time of investment) in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is avail-able about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase invest-ment gains or add to investment losses.

Debt securities The fund's policy is to be as fully invested in equity securi-ties as practicable at all times. The fund may, however, maintain a portion of its assets (normally not more than 10%) in U.S. government securities, money market obligations and cash.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


                                                       Smith Barney Mutual Funds

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidi-aries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Peter Hable, investment officer of the manager, managing director of Salomon Smith Barney, and president of Davis Skaggs Investment Management, a division of the manager, has been responsible for the day-to-day management of the fund's portfolio since inception. John Goode, investment officer of the manag-er, managing director of Salomon Smith Barney, and chief investment officer of Davis Skaggs, assists in managing the fund's portfolio.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.75% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney Private Trust Com-pany serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

Year 2000 Issue As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the Fund's other service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the Fund and its investments could be negatively affected.

Small Cap Value Fund

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.
 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase price and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
 L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:
 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
 General                                   $1,000      $15 million     $50
 IRAs, Self Employed Retirement
 Plans, Uniform Gift to Minor
 Accounts                                   $250       $15 million     $50
 Qualified Retirement Plans*                 $25       $15 million     $25
 Simple IRAs                                 $1            n/a         $1
 Monthly Systematic Investment Plans         $25           n/a         $25
 Quarterly Systematic Investment
 Plans                                       $50           n/a         $50

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

                                                       Smith Barney Mutual Funds

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                  Class A      Class B      Class L     Class Y
Key features    .Initial    .No initial   .Initial    .No initial
                 sales       sales charge  sales       or
                 charge     .Deferred      charge is   deferred
                .You may     sales charge  lower than  sales
                 qualify     declines      Class A     charge
                 for reduc-  over time    .Deferred   .Must
                 tion or     .Converts to  sales       invest at
                 waiver of   Class A       charge for  least $15
                 initial     after 8       only 1      million
                 sales       years         year       .Lower
                 charge     .Higher       .Does not    annual
                .Lower       annual        convert to  expenses
                 annual      expenses      Class A     than the
                 expenses    than Class A  .Higher     other
                 than Class                annual      classes
                 B and                     expenses
                 Class L                   than Class
                                           A
-----------------------------------------------------------------
Initial sales   Up to       None          1.00%       None
charge          5.00%;
                reduced for
                large pur-
                chases and
                waived for
                certain
                investors.
                No charge
                for pur-
                chases of
                $500,000 or
                more
-----------------------------------------------------------------
Deferred sales  1% on pur-  Up to 5.00%   1% if you   None
charge          chases of   charged when  redeem
                $500,000 or you redeem    within 1
                more if you shares. The   year of
                redeem      charge is     purchase
                within 1    reduced over
                year of     time and
                purchase    there is no
                            deferred
                            sales charge
                            after 6 years
-----------------------------------------------------------------
Annual          0.25% of    1% of average 1% of aver- None
distribution    average     daily net     age daily
and service     daily net   assets        net assets
fees            assets
-----------------------------------------------------------------

Exchange    Class A     Class B       Class L     Class Y
Privilege*           shares      shares        shares      shares

                of most     of most Smith of most     of most
                Smith       Barney funds  Smith       Smith
                Barney                    Barney      Barney
                funds                     funds       funds
-----------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

Small Cap Value Fund

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering   Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                    -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned
 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

                                                       Smith Barney Mutual Funds

Waivers for certain Class A investors. Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

  Shares issued:                          Shares issued:     Shares issued:
  At initial                              On reinvestment of Upon exchange from
  purchase                                dividends and      another Smith
                                          distributions      Barney
                                                             fund
  Eight years after the date of purchase  In same proportion On the date the
                                          as the number of   shares originally
                                          Class B shares     acquired would
                                          converting is to   have converted
                                          total Class B      into Class A
                                          shares you own     shares
                                          (excluding shares
                                          issued as a
                                          dividend)


Small Cap Value Fund

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of other Smith Barney mutual funds on June 12, 1998,you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 6-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

                                                       Smith Barney Mutual Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn about additional waivers of deferred sales charges, con-tact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or
        dealer
representative

                 If you do not provide the following information, your order will be rejected:
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

   Through the   Qualified retirement plans and certain other investors who
        fund's   are clients of the selling group are eligible to buy shares
    sub-transfer   directly from the fund.
         agent


                 .Write the sub-transfer agent at the following address:

                      Smith Barney Investment Funds Inc.
                      Smith Barney Small Cap Value Fund
                      (Specify class of shares)

                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699
                 .Enclose a check to pay for the shares. For initial pur-
                  chases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                  2010.

Small Cap Value Fund

--------------------------------------------------------------------------------
     Through a
    systematic   You may authorize Salomon Smith Barney, your dealer represen-
    investment   tative or the sub-transfer agent to transfer funds automati-
          plan   cally from a regular bank account, cash held in a Salomon
                 Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly

                 .If you do not have sufficient funds in your account on a
                  transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.


 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the
 varying needs
 of both large
     and small
    investors.

                 .You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.

                 .Not all Smith Barney funds may be offered in your state of residence. Contact your Smith Barney Financial Consultant, dealer representative or the transfer agent.
                 .You must meet the minimum investment amount for each fund.

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with
                  signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------

                                                       Smith Barney Mutual Funds

--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail

                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the opposite page.


Small Cap Value Fund

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------
       By mail
                 For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:

                      Smith Barney Investment Funds Inc.

                      Smith Barney Small Cap Value Fund
                      (Specify class of shares)

                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699

                 Your written request must provide the following:

                 . Your account number
                 . The class of shares and the dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as the account is regis-
                   tered
--------------------------------------------------------------------------------


                                                       Smith Barney Mutual Funds

--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plans) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


Small Cap Value Fund

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

                                                       Smith Barney Mutual Funds

 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Small Cap Value Fund

 Smith Barney 401(k) and ExecChoice(TM) programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's invest-ments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

 .Class A shares may be purchased by plans investing at least $1 million.
 .Class L shares may be purchased by plans investing less than $1 million. Class
  L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner:

  If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

  If the account was opened before June 21, 1996 and $500,000 in the aggre-gate is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange on each Decem-ber 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.


                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund generally makes capital gain distributions and pays divi-dends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
 Redemption or exchange of shares      Usually capital gain or loss; long-term
                                       only if shares owned more than one year
 Long-term capital gain distributions  Long-term capital gain
 Short-term capital gain distributions Ordinary income
 Dividends                             Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


Small Cap Value Fund

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all divi-dends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's finan-cial statements, is included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout the period ended September 30:

                                       1999(/1/)(/2/)
-----------------------------------------------------
 Net asset value, beginning of period     $ 11.40
-----------------------------------------------------
 Income from operations:
 Net investment income                       0.15
 Net realized and unrealized gain            0.55
-----------------------------------------------------
 Total income from operations                0.70
-----------------------------------------------------
 Less distributions from:
 Net investment income                        --
 Net realized gain                            --
-----------------------------------------------------
 Total distributions                          --
-----------------------------------------------------
 Net asset value, end of year             $ 12.10
-----------------------------------------------------
 Total return++                              6.14%
-----------------------------------------------------
 Net assets, end of year (000)'s          $37,308
-----------------------------------------------------
 Ratios to average net assets+:
 Expenses                                    1.32%
 Net investment income                       1.94
-----------------------------------------------------
 Portfolio turnover rate                        7%
-----------------------------------------------------

(1)Forthe period from February 26, 1999 (inception date) to September 30,
   1999.

(2)Pershare amounts have been calculated using the monthly average shares method.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.


Small Cap Value Fund

 For a Class B share of capital stock outstanding throughout the period ended September 30:

                                       1999(/1/)(/2/)
-----------------------------------------------------
 Net asset value, beginning of period     $ 11.40
-----------------------------------------------------
 Income from operations:
 Net investment income                       0.09
 Net realized and unrealized gain            0.56
-----------------------------------------------------
 Total income from operations                0.65
-----------------------------------------------------
 Less distributions from:
 Net investment income                        --
 Net realized gain                            --
-----------------------------------------------------
 Total distributions                          --
-----------------------------------------------------
 Net asset value, end of year             $ 12.05
-----------------------------------------------------
 Total return++                              5.70%
-----------------------------------------------------
 Net assets, end of year (000)'s          $60,620
-----------------------------------------------------
 Ratios to average net assets+:
 Expenses                                    2.08%
 Net investment income                       1.19
-----------------------------------------------------
 Portfolio turnover rate                        7%
-----------------------------------------------------

(1)For the period from February 26, 1999 (inception date) to September 30,
   1999.

(2)Pershare amounts have been calculated using the monthly average shares method.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.

                                                       Smith Barney Mutual Funds

 For a Class L share of capital stock outstanding throughout the period ended September 30:

                                       1999(/1/)(/2/)
-----------------------------------------------------
 Net asset value, beginning of period     $ 11.40
-----------------------------------------------------
 Income from operations:
 Net investment income                       0.09
 Net realized and unrealized gain            0.56
-----------------------------------------------------
 Total income from operations                0.65
-----------------------------------------------------
 Less distributions from:
 Net investment income                        --
 Net realized gain
-----------------------------------------------------
 Total distributions                          --
-----------------------------------------------------
 Net asset value, end of year             $ 12.05
-----------------------------------------------------
 Total return++                              5.70%
-----------------------------------------------------
 Net assets, end of year (000)'s          $43,212
-----------------------------------------------------
 Ratios to average net assets+:
 Expenses                                    2.08%
 Net investment income                       1.20
-----------------------------------------------------
 Portfolio turnover rate                        7%
-----------------------------------------------------

(1)For the period from February 26, 1999 (inception date) to September 30,
   1999.

(2)Pershare amounts have been calculated using the monthly average shares method.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.

Small Cap Value Fund

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Small Cap Value Fund

An investment portfolio of Smith Barney Investment Funds Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. In addition, infor-mation on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicat-ing fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SM Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Investment Company Act
File No. 811-03275
FDO2461 1/00